Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies (Tables) [Line Items]
Schedule of Depreciation on a Straight-line Basis Over the Useful Life of the Assets at Annual Rates

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %

Buildings	2.5-4	4
Machinery and equipment	10-20	15
Vehicles	15	15
Computers, software, equipment and office furniture	6-33	33
Leasehold improvements	(*)	10

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Schedule of Useful Life or the Lease Term

Right-of-use assets composition and changes in lease liabilities

	Right-of-use-assets
	Rented Offices(1)	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities (2)(3)
	U.S Dollars in thousands
As of January 1, 2024	$6,363	$1,397	$1	$7,761	$8,822
Additions to right-of-use assets	2,547	858	28	3,432	3,432
Termination lease	(12)	(73)	-	(84)	(69)
Depreciation expense	(666)	(812)	(14)	(1,492)	-
Exchange rate differences	-	-	-	-	128
Repayment of lease liabilities	-	-	-	-	(1,251)
As of December 31, 2024	$8,232	$1,370	$15	$9,617	$11,062

(1)	Out of the Depreciation expense $127 thousand was capitalized to the Leasehold Improvements.

(2)

The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 6.16%–7.11% evaluated based on credit risk, terms of the leases and other economic variables.

(3)	The balance does not include current maturities of lease of $267 thousand that were classified to other accounts receivables due to expected lease incentive.

During 2024, the Company recognized $587 thousand as financial expenses on lease liabilities.

During 2024, the total cash outflow for leases was $1,251 thousand.
	Right-of-use-assets
	Rented Offices(1)	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(2) (3)
	U.S Dollars in thousands
As of January 1, 2023	$1,732	$829	$7	$2,568	$3,193
Additions to right -of -use assets	5,131	1,415	-	6,546	6,682
Lease termination		(109)	-	(109)	(107)
Depreciation expense	(500)	(738)	(6)	(1,244)	-
Exchange rate differences	-	-	-	-	(96)
Repayment of lease liabilities	-	-	-	-	(850)
As of December 31, 2023	$6,363	$1,397	$1	$7,761	$8,822

(1)	Out of the Depreciation expense $20 thousand was capitalized to the Leasehold Improvements.

(2)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 3.06%–7.11% evaluated based on credit risk, terms of the leases and other economic variables.

(3)	The balance does not include current maturities of lease of $134 thousand that were classified to other accounts receivables due to expected lease incentive.

During 2023, the Company recognized $367 thousand as financial expenses on lease liabilities.

During 2023, the total cash outflow for leases was $850 thousand.

Schedule of Intangible Assets with a Finite Useful Life

Intangible assets with a finite useful life are amortized on a straight-line basis over their useful life, as follows:

	Estimated life	Amortization method
Intellectual property	15-20	Straight-line
Customer Relations	20	Straight-line
Production agreement	6	Straight-line
Distribution right	10-15	Straight-line over the contract period
Goodwill	Indefinite	Not amortized

Right-Of-Use-Assets [Member]
Material Accounting Policies (Tables) [Line Items]
Schedule of Useful Life or the Lease Term

The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life or the lease term, as follows:

	%	Mainly %
Land and Buildings	4-10	10
Vehicles	20-33	33
office equipment (i.e. printing and photocopying machines)	20	20